Income Taxes (Narrative) (Details) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Federal statutory income tax rate						35.00%	35.00%
Write-off of deferred taxes related to intercompany loans					$ 0	$ 10,965,000	$ 0
Deferred income tax expense (benefit)					(146,452,000)	10,070,000	11,929,000
Tax expenses with respect to losses from discontinued operations							27,800,000
Deferred state income tax asset	$ 35,434,000				35,434,000	23,178,000
Deferred tax assets with respect to U.S. Federal income tax loss carryforwards	2,857,000				2,857,000	6,212,000
Effective Income Tax Rate Reconciliation, Share-based Compensation, Excess Tax Benefit, Amount		$ 5,900,000			(6,023,000)	0	0
Deferred tax assets with respect to non U.S. income tax loss carryforwards	18,797,000				18,797,000	19,246,000
Non-U.S.deferred tax asset related to capital loss carryforwards	2,336,000				2,336,000	1,929,000
Valuation Allowance, Amount	48,742,000				48,742,000	41,319,000
Deferred income tax liabilities related to undistributed earnings of investments in non-U.S. subsidiaries	1,606,000				1,606,000	0
Decrease in Unrecognized Tax Benefits is Reasonably Possible	15,700,000				15,700,000
Interest accrued related to unrecognized tax benefits	1,100,000				1,100,000
Penalties accrued related to unrecognized tax benefits	0				0
Reduction In Federal Tax Rate [Member]
Income Taxes [Line Items]
Income Tax Expense (Benefit), Adjustment of Deferred Tax (Asset) Liability	153,300,000
Change in Tax on non-US Subsidiary Earnings [Member]
Income Taxes [Line Items]
Income Tax Expense (Benefit), Adjustment of Deferred Tax (Asset) Liability	28,300,000
Adjustment [Member]
Income Taxes [Line Items]
Deferred income tax expense (benefit)						(5,600,000)
State [Member]
Income Taxes [Line Items]
Income tax loss carryforwards to expire	635,100,000				635,100,000
Deferred state income tax asset	35,300,000				35,300,000
Valuation Allowance, Amount	38,000,000				38,000,000
Valuation allowance related to operating loss carryforwards	33,300,000				33,300,000
Valuation allowance released					(946,000)	3,196,000	(3,285,000)
State [Member] | 2018 [Member]
Income Taxes [Line Items]
Unrecognized tax benefit that would impact the effective tax rate	3,500,000				3,500,000
State [Member] | After 2018 [Member]
Income Taxes [Line Items]
Unrecognized tax benefit that would impact the effective tax rate	1,700,000				1,700,000
State [Member] | Forecast [Member] | Education [Member]
Income Taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount				$ 22,700,000
U.S. Federal [Member]
Income Taxes [Line Items]
Income tax loss carryforwards obtained as a result of prior stock acqusitions	13,500,000				13,500,000
Deferred tax assets with respect to U.S. Federal income tax loss carryforwards	2,900,000				2,900,000
Foreign tax credit carryforwards	2,500,000				2,500,000
Deferred tax assets with respect to U.S. Federal foreign tax credit carryforwards	2,522,000				2,522,000	1,921,000
U.S. Federal [Member] | 2018 [Member]
Income Taxes [Line Items]
Federal tax impact of unrecognized tax benefits that would impact the effective tax rate	700,000				700,000
U.S. Federal [Member] | After 2018 [Member]
Income Taxes [Line Items]
Federal tax impact of unrecognized tax benefits that would impact the effective tax rate	400,000				400,000
U.S. Federal [Member] | Tax Credit Carryforwards, Foreign [Member]
Income Taxes [Line Items]
Valuation Allowance, Amount	2,500,000				2,500,000
U.S. Federal [Member] | Expire in 2024 [Member]
Income Taxes [Line Items]
Foreign tax credit carryforwards	700,000				700,000
U.S. Federal [Member] | Expire in 2025 [Member]
Income Taxes [Line Items]
Foreign tax credit carryforwards	700,000				700,000
U.S. Federal [Member] | Expire in 2026 [Member]
Income Taxes [Line Items]
Foreign tax credit carryforwards	700,000				700,000
U.S. Federal [Member] | Expire in 2027 [Member]
Income Taxes [Line Items]
Foreign tax credit carryforwards	400,000				400,000
non-U.S. [Member]
Income Taxes [Line Items]
Tax loss carryforwards as a result of operating losses and prior stock acquisitions	68,400,000				68,400,000
Deferred tax assets with respect to non U.S. income tax loss carryforwards	18,800,000				18,800,000
Valuation allowance against the deferred tax assets recorded for the tax losses carryforward	5,600,000				5,600,000
Tax loss carryforwards from operating losses and prior stock acquisitions that can be carried forward indefinitely	57,400,000				57,400,000
Non-U.S.deferred tax asset related to capital loss carryforwards	2,300,000				2,300,000
Valuation Allowance, Amount	8,200,000				8,200,000
Valuation allowance released					(1,935,000)	(12,688,000)	$ 431,000
non-U.S. [Member] | Other [Member]
Income Taxes [Line Items]
Valuation Allowance, Amount	300,000				300,000
non-U.S. [Member] | Through 2022 [Member]
Income Taxes [Line Items]
Tax loss carryforwards subject to expiration	7,000,000				7,000,000
non-U.S. [Member] | After 2022 [Member]
Income Taxes [Line Items]
Tax loss carryforwards subject to expiration	3,900,000				3,900,000
U.S. Federal and State [Member]
Income Taxes [Line Items]
Deferred income tax liabilities related to undistributed earnings of investments in non-U.S. subsidiaries						23,800,000
Excess of book value over tax basis of investment	113,200,000				113,200,000	$ 103,300,000
Australian Taxation Office [Member]
Income Taxes [Line Items]
Valuation allowance released			$ 19,300,000
Capital loss carryforwards to 2013 tax year [Member] | Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Refund from Settlement with Taxing Authority	9,700,000				9,700,000
Capital loss carryforward [Member] | non-U.S. [Member]
Income Taxes [Line Items]
Carryforward amount	7,800,000				7,800,000
Valuation Allowance, Amount	$ 2,300,000				$ 2,300,000